UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2011

Item 1. Report to Stockholders.

FundX Upgrader Funds

FundX Upgrader Fund
FundX Aggressive Upgrader Fund
FundX Conservative Upgrader Fund
FundX Flexible Income Fund
FundX ETF Aggressive Upgrader Fund
FundX ETF Upgrader Fund
FundX Tactical Upgrader Fund
FundX Tactical Total Return Fund

Semi-Annual Report
April 30, 2011

FundX Upgrader Funds

Table of Contents

Shareholder Letter	2

FundX Upgrader Fund
Manager’s Discussion of Fund Performance	5
Schedule of Investments	6

FundX Aggressive Upgrader Fund
Manager’s Discussion of Fund Performance	8
Schedule of Investments	9

FundX Conservative Upgrader Fund
Manager’s Discussion of Fund Performance	11
Schedule of Investments	12

FundX Flexible Income Fund
Manager’s Discussion of Fund Performance	14
Schedule of Investments	15

FundX ETF Aggressive Upgrader Fund
Manager’s Discussion of Fund Performance	16
Schedule of Investments	17

FundX ETF Upgrader Fund
Manager’s Discussion of Fund Performance	18
Schedule of Investments	19

FundX Tactical Upgrader Fund
Manager’s Discussion of Fund Performance	20
Schedule of Investments	22

FundX Tactical Total Return Fund
Manager’s Discussion of Fund Performance	24
Schedule of Investments	26

Statements of Assets and Liabilities	30

Statements of Operations	32

Statements of Changes in Net Assets	34

Financial Highlights	42

Notes to Financial Statements	50

Expense Example	59

Additional Information	62

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FundX Upgrader Funds

April 30, 2011

Dear Fellow Shareholders,

In the six months that ended April 30, 2011 the equity markets experienced just one negative month and that was back in November 2010.  Fueled by strong corporate profits and the prospect of continued low interest rates, the broad market S&P 500 Index gained over 16% and the MSCI All Country World Index 13% for this six-month period.

This growth came despite months of uncertainty and turmoil.  The early months of 2011 brought crises around the world, including the earthquake, tsunami and resultant nuclear disaster in Japan, political conflict in the Middle East and North Africa, and spiking gas prices at home.  Nevertheless, the markets seemed to shrug off the bad news and focus on fundamentals instead. Solid fundamentals coupled with strong company earnings propelled stocks higher.

Keeping staffs lean and cutting costs meant that corporate profits grew faster than the U.S. economy’s current 1.8% annual growth rate. Perhaps slow expansion is acceptable in this era of reducing government spending and declining personal consumption.  High unemployment and weak housing persist. Yet, analysts expect earnings will continue to grow by low double digits, with full year 2011 profits projected to be 14% above last year.

While domestic demand has been relatively weak, overseas demand is strong.  The U.S. dollar has fallen to a three year low, which is good for exports. Foreign funds, particularly those focused in Europe, got a strong boost from the dollar weakness.

At the time of our last annual report to you, we had seen a pattern of inconsistent leadership.  Over the past six months we have seen more persistence, especially from mid-caps, energy and resource funds.  The fact that we moved away from weaker performing areas into new leadership allowed several of our funds to outpace their benchmarks over the past six months especially versus global indexes such as MSCI All Country World Index and the Dow World Index.

Thank you for your continued confidence. We are grateful to offer a broad spectrum of diversified, actively managed fund and ETF portfolios and hope that you find this semi-annual report insightful. We also welcome you to call us if you have any questions or comments, or if you want to better understand how to use these funds in a portfolio.

Sincerely,

Janet Brown
President,
DAL Investment Company

Past performance does not guarantee future results.

Mutual fund investing involves risk.  Principal loss is possible.  Because the Funds are “fund of funds”, an investor will indirectly bear the principal risks of the underlying funds, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, non-diversification, fixed income investments, and short sales.  Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.

HOW WE CLASSIFY FUNDS

CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

CLASS 4: TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

CLASS 5: FIXED INCOME (BOND) FUNDS
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.

Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

References to other funds should not be interpreted as an offer of these securities.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.  The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.  The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.  The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year of final maturity.  Returns include reinvested dividends but reflect no deduction for fees, expenses, or taxes.  The MSCI All Country World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.  The MSCI ACWI is maintained by Morgan Stanley Capital International and is comprised of stocks from both developed and emerging markets.  The Dow Jones Sustainability World Index is a global index consisting of the top 100 of the largest stocks in the Dow Jones Global Indexes (which cover more than 2,500 companies) in terms of their sustainability and environmental practices.

An investment cannot be made directly in an index.

Sector weighting and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for further sector and holdings information.  Current and future portfolio holdings are subject to risk.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC.

Must be preceded or accompanied by a prospectus.

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FundX Upgrader Funds

(This Page Intentionally Left Blank.)

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FundX Upgrader Fund (FUNDX)

Sometimes known as our “flagship” fund, the FundX Upgrader Fund is designed to provide a core equity portfolio for investors seeking long-term growth with average stock market volatility.

Upgrading is a quantitative investment approach that selects funds based on near-term performance.  It provides flexibility to invest globally in the sectors, regions and strategies we identify as performing in synch with current market leadership.

During the six months from October 31, 2010 to April 30, 2011, we shifted the portfolio’s weighting significantly, moving out of international funds and back into U.S. stock funds.  Non-U.S. stocks decreased from about 36% to just 5%.  This shift was triggered by weakness in Europe’s equity markets and relative weakness in the euro compared with the U.S. dollar.  Exposure to emerging markets also contracted, from over 17% to less than 1%.

Mid-caps became an even more important theme than before , as we continued a move that had begun earlier in 2010 out of large-cap stock funds and into mid-cap funds, such as iShares S&P Mid Cap 400 (IJH) and iShares S&P Mid Cap 400 Value (IJJ).  The average market cap of the FUNDX portfolio decreased from just over $8 billion at the start of the fiscal year to just under $7 billion.

New arrivals to the portfolio included Cambiar Opportunity (CAMWX) and Fidelity Advisor Dividend Growth (FDGIX).  We sold SPDR S&P Dividend ETF (SDY), T. Rowe Price International Stock (PRITX) and Tweedy Browne Global Value (TBGVX).  Ariel (ARGFX) was consistently held during this entire period.

By following our ranking system FUNDX managed to outpace both the S&P 500 Index and the MSCI All Country World Index for this six month period.

The MSCI All Country World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.  The MSCI ACWI is maintained by Morgan Stanley Capital International and is comprised of stocks from both developed and emerging market.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.

An investment cannot be made directly in an index.

Please see the Schedule of Investments for the most recent fund holdings.  Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

HOW WE CLASSIFY FUNDS

CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

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FundX Upgrader Fund

Schedule of Investments at April 30, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Class 1 & 2 Funds: 30.1%^
78,888	BlackRock Energy & Resources Portfolio	$3,981,468
73,000	Energy Select Sector SPDR Fund	5,872,120
128,251	Fidelity Advisor Industrials Fund	3,833,417
50,600	iShares Dow Jones U.S. Basic Materials Sector Index Fund	4,247,870
94,600	iShares Russell 2000 Growth Index Fund	9,343,642
59,300	iShares S&P MidCap 400 Growth Fund	6,759,014
99,000	iShares S&P North American Natural Resources Sector Index Fund	4,665,870
219,500	Rydex S&P MidCap 400 Pure Growth ETF	19,612,325
80,200	Semiconductor HOLDRS	2,942,538
218,198	T. Rowe Price New Horizons Fund	8,348,272
202,664	Turner Midcap Growth Fund*	8,100,463
303,195	U.S. Global Investors Global Resources Fund	3,941,537
102,500	Vanguard Small-Cap Growth ETF	9,138,900
321,126	Wells Fargo Advantage Discovery Fund*†	9,039,709
240,427	Wells Fargo Advantage Growth Fund*	9,696,408
	Total Class 1 & 2 Funds	109,523,553
	Class 3 Funds: 69.8%^
614,480	AllianceBernstein Small/Mid Cap Value Fund	11,988,501
364,860	Allianz NFJ Renaissance Fund	7,056,399
590,031	Ariel Fund†	31,442,743
63,225	Calamos Growth Fund*	4,045,162
828,182	Cambiar Opportunity Fund	16,894,913
1,153,086	Fidelity Advisor Dividend Growth Fund†	16,304,643
263,274	Fidelity Blue Chip Growth Fund	13,068,907
64,307	Fidelity Value Fund	4,878,984
670,050	iShares Russell MidCap Value Index Fund	33,006,663
188,100	iShares S&P MidCap 400 Index Fund	19,071,459
213,900	iShares S&P MidCap 400 Value Index Fund	18,793,254
179	Matthews Asian Growth & Income Fund	3,334
487,571	PIMCO StocksPLUS Total Return Fund	4,188,232
713,600	Rydex S&P Equal Weight Fund	37,135,744
189,200	SPDR S&P MidCap 400 ETF	34,928,212
23,292	Wells Fargo Advantage Opportunity Fund*	1,012,267
	Total Class 3 Funds	253,819,417
	Total Investment Companies
	(Cost $288,227,358)	363,342,970

The accompanying notes are an integral part of these financial statements.

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FundX Upgrader Fund

Schedule of Investments at April 30, 2011 (Unaudited), Continued

Shares		Value
	SHORT-TERM INVESTMENTS: 0.0%
278	Fidelity Government Portfolio, 0.01%#	$278
	Total Short-Term Investments
	(Cost $278)	278
	Total Investments: 99.9%
	(Cost $288,227,636)	363,343,248
	Other Assets in Excess of Liabilities: 0.1%	294,633
	Net Assets: 100.0%	$363,637,881

*	Non-income producing.
†	A portion of this security is considered illiquid. As of April 30, 2011, the total market value of securities considered illiquid was $12,274,397 or 3.4% of net assets.
#	Seven-day yield as of April 30, 2011.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The accompanying notes are an integral part of these financial statements.

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FundX Aggressive Upgrader Fund (HOTFX)

The FundX Aggressive Upgrader Fund (HOTFX) typically contains a greater weighting in more aggressive and sector funds.  It is intended for investors seeking higher potential returns in exchange for greater potential volatility.

During the six months from October 31, 2010 to April 30, 2011, the Aggressive Upgrader Fund portfolio’s weighting in non-U.S. stocks dropped from about 40% to 5%.  This shift was triggered by weakness in Europe’s equity markets and relative weakness in the euro compared with the U.S. dollar.  Exposure to emerging markets contracted from 25% to virtually zero.

Our ranking system also steered the portfolio into more small and mid-cap funds over the past six months, including iShares Russell 2000 (IWM), iShares Russell 2000 Growth (IWO) and iShares S&P Mid Cap 400 Growth (IJK).  The average market cap of the HOTFX portfolio decreased from just almost $7 billion at the start of the fiscal year to under $6 billion on April 30.

HOTFX also may have a significant allocation to sector funds and over the six months ending April 30, HOTFX held energy, basic materials (including chemical manufacturers, aluminum, mining companies, etc.) and natural resources funds.

Please see the Schedule of Investments for the most recent fund holdings.  Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

HOW WE CLASSIFY FUNDS

CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

WWW.UPGRADERFUNDS.COM

FundX Aggressive Upgrader Fund

Schedule of Investments at April 30, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.0%
	Class 1 & 2 Funds: 60.2%^
205,580	American Century Heritage Fund*	$4,864,014
42,619	BlackRock Energy & Resources Portfolio	2,150,989
52,500	Energy Select Sector SPDR Fund	4,223,100
26,500	iShares Dow Jones U.S. Basic Materials Sector Index Fund	2,224,675
54,700	iShares Russell 2000 Growth Index Fund	5,402,719
41,000	iShares S&P MidCap 400 Growth Fund	4,673,180
56,500	iShares S&P North American Natural Resources Sector Index Fund	2,662,845
67,700	iShares Silver Trust*	3,175,130
98,300	Rydex S&P MidCap 400 Pure Growth ETF	8,783,105
32,700	Semiconductor HOLDRS	1,199,763
62,342	T. Rowe Price New Horizons Fund	2,385,221
57,904	Turner Midcap Growth Fund*	2,314,418
142,388	U.S. Global Investors Global Resources Fund	1,851,039
33,583	U.S. Global Investors World Precious Minerals Fund	737,486
36,000	Vanguard Extended Market ETF	2,184,120
69,500	Vanguard Small-Cap Growth ETF	6,196,620
159,732	Wells Fargo Advantage Discovery Fund*	4,496,470
57,396	Wells Fargo Advantage Growth Fund*	2,314,786
	Total Class 1 & 2 Funds	61,839,680
	Class 3 Funds: 39.8%^
26,316	Allianz NFJ Renaissance Fund	508,947
120,997	Ariel Fund	6,447,937
160,284	Cambiar Opportunity Fund	3,269,789
216,000	Fidelity Advisor Dividend Growth Fund	3,054,246
136,100	iShares Russell MidCap Value Index Fund	6,704,286
7,400	iShares S&P MidCap 400 Index Fund	750,286
45,400	iShares S&P MidCap 400 Value Index Fund	3,988,844
164,600	Rydex S&P Equal Weight Fund	8,565,784
41,600	SPDR S&P MidCap 400 ETF	7,679,776
	Total Class 3 Funds	40,969,895
	Total Investment Companies
	(Cost $81,463,655)	102,809,575
	SHORT-TERM INVESTMENTS: 0.2%
191,750	Fidelity Government Portfolio, 0.01%#	191,750
	Total Short-Term Investments
	(Cost $191,750)	191,750
	Total Investments: 100.2%
	(Cost $81,655,405)	103,001,325
	Liabilities in Excess of Other Assets: (0.2%)	(193,301)
	Net Assets: 100.0%	$102,808,024

The accompanying notes are an integral part of these financial statements.

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FundX Aggressive Upgrader Fund

Schedule of Investments at April 30, 2011 (Unaudited), Continued

*	Non-income producing.
#	Seven-day yield as of April 30, 2011.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The accompanying notes are an integral part of these financial statements.

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FundX Conservative Upgrader Fund (RELAX)

The Conservative Upgrader maintains a target of 60% in core equity funds, with the balance in a mix similar to our flexible income model.  By adhering to this classic allocation mix, RELAX may be a preferred single fund answer for a wide array of long-term investors.

On the Equity Side

Changes in the equity component of the portfolio mirror those of our other equity funds.  During the six months from October 31, 2010 to April 30, 2011, the total portfolio’s weighting in non-U.S. stocks dropped from about 17% to 4%.  As a proportion of just the equity component of the portfolio, that’s a drop from about 28% to about 7%.  Weakness in Europe’s equity markets and relative weakness in the euro compared with the U.S. dollar prompted us to reduce overseas exposure.

We sold Oakmark International (OAKIX), T. Rowe Price International Stock (PRITX) and Matthews Asian Growth & Income (MACSX). These international funds were replaced by better performing domestic funds like iShares S&P Mid Cap 400 Value (IJJ), Cambiar Opportunity (CAMWX) and Fidelity Advisor Dividend Growth (FDGIX).  Ariel (ARGFX) was consistently held during this entire period.

On the Bond Side

The flexible income component of the RELAX portfolio offers a total return oriented income approach for investors seeking an alternative to the interest rate risk and credit risk of a traditional fixed income portfolio.  Using an approach similar to the Upgrading approach we implement for the equity side of this Fund, we aim to continually align our fixed income holdings with the current leadership in the various corners of the changing bond markets.

On the fixed-income side, we held very little in Treasuries, leaning toward the higher-income paying corporate bond category.  High-yield funds increased from 6% to 10% of the overall mix.

In the global bond fund arena, we moved out of the dollar-hedged Alliance Bernstein Global Bond (ANAYX) and into Loomis Sayles Global Bond (LSGBX), which tends to hold foreign currencies. World bond funds make up about 4% of the portfolio, down from 6% at the end of October.  We held no emerging market bond funds during this period.

Please see the Schedule of Investments for the most recent fund holdings.  Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

HOW WE CLASSIFY FUNDS

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

CLASS 4: TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

CLASS 5: FIXED INCOME (BOND) FUNDS
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.

Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

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FundX Conservative Upgrader Fund

Schedule of Investments at April 30, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.3%
	Class 3 Funds: 59.8%^
78,637	AllianceBernstein Large Cap Growth Fund*	$2,249,796
121,903	AllianceBernstein Small/Mid Cap Value Fund	2,378,321
77,133	Allianz NFJ Renaissance Fund	1,491,756
89,451	Ariel Fund	4,766,835
27,440	Calamos Growth Fund*	1,755,593
186,739	Cambiar Opportunity Fund	3,809,478
266,193	Fidelity Advisor Dividend Growth Fund	3,763,972
34,743	Fidelity Blue Chip Growth Fund	1,724,627
18,132	Fidelity Value Fund	1,375,700
111,200	iShares Russell MidCap Value Index Fund	5,477,712
51,700	iShares S&P MidCap 400 Value Index Fund	4,542,362
304,661	PIMCO StocksPLUS Total Return Fund	2,617,040
77,000	Rydex S&P Equal Weight Fund	4,007,080
28,550	SPDR S&P MidCap 400 ETF	5,270,616
	Total Class 3 Funds	45,230,888
	Class 4 Funds: 10.0%^
123,152	Calamos Market Neutral Income Fund	1,504,915
56,268	Gateway Fund	1,517,537
139,271	Manning & Napier Pro Blend Conservative Term Series	1,519,449
89,415	Merger Fund	1,452,998
31,840	Permanent Portfolio Fund	1,583,386
	Total Class 4 Funds	7,578,285
	Class 5 Funds: 29.5%^
124,417	BlackRock Strategic Income Opportunities Portfolio	1,244,174
291,072	Fidelity Capital & Income Fund	2,896,164
163,050	Fidelity High Income Fund	1,504,949
159,090	Loomis Sayles Bond Fund	2,384,758
70,904	Loomis Sayles Global Bond Fund	1,228,769
99,110	Lord Abbett Bond Debenture Fund	800,805
487,384	MainStay High Yield Corporate Bond Fund	2,929,179
144,082	Metropolitan West Low Duration Bond Fund	1,249,192
140,932	Metropolitan West Total Return Bond Fund	1,478,373
126,954	Pioneer Strategic Income Fund	1,418,074
169,612	TCW Total Return Bond Fund	1,685,943
89,949	Templeton Global Bond Fund	1,261,987
186,538	Western Asset Core Bond Fund	2,176,904
	Total Class 5 Funds	22,259,271
	Total Investment Companies
	(Cost $64,748,699)	75,068,444

The accompanying notes are an integral part of these financial statements.

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FundX Conservative Upgrader Fund

Schedule of Investments at April 30, 2011 (Unaudited), Continued

Shares		Value
	SHORT-TERM INVESTMENTS: 0.2%
125,380	Fidelity Government Portfolio, 0.01%#	$125,380
	Total Short-Term Investments
	(Cost $125,380)	125,380
	Total Investments: 99.5%
	(Cost $64,874,079)	75,193,824
	Other Assets in Excess of Liabilities: 0.5%	372,880
	Net Assets: 100.0%	$75,566,704

*	Non-income producing.
#	Seven-day yield as of April 30, 2011.
^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs

Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market.  These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^	CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs

Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks.  Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity. Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Flexible Income Fund (INCMX)

The FundX Flexible Income Fund offers a total return oriented income portfolio for investors seeking an alternative to the interest rate risk and credit risk of a traditional fixed income portfolio.  Using an approach similar to the Upgrading approach we implement for our equity-based funds, we aim to continually align our portfolio with the current leadership in the various corners of the changing bond markets.

The Barclays Capital U.S. Aggregate Bond Index had a negative return for the six months ending April 30, but INCMX was positive.  The various changes we made to the portfolio resulted in only subtle variations in the overall duration and maturity.  The more significant portfolio change over the past six months was increasing investments in high yield bond funds and including bond fund alternatives.

Taking advantage of the strength of high yield bonds we increased exposure in that corner of the bond market from 15% to 25%. New additions included Fidelity Capital & Income (FAGIX) and Fidelity High Income (SPHIX).

Bond fund alternatives like total return funds were absent at the start of the fiscal year and became almost 25% of the portfolio by April 30. We added funds like Calamos Market Neutral (CMNIX), Manning & Napier Pro Blend Conservative (MNCIX), Merger (MERFX) and Permanent Portfolio (PRPFX).  As a group, these non-bond-correlated funds provided the strongest returns to the portfolio during this period.

In the global arena, we moved out of the dollar-hedged Alliance Bernstein Global Bond (ANAYX) and into Loomis Sayles Global Bond (LSGBX), which tends to hold foreign currencies. World bond funds make up about 10% of the portfolio, down from 15% at the end of October.  We held no emerging market bond funds during this period.

Our objectives for the FundX Flexible Income fund are split between generating competitive returns versus the benchmark Barclays Capital U.S. Aggregate Bond index and managing risk so the fund provides a buffer for the equity portion of an investor’s portfolio. This past six months has been challenging for the bond index, and we are grateful that the flexibility of our strategy allowed us to add value for our shareholders.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year of final maturity.  Returns include reinvested dividends but reflect no deduction for fees, expenses, or taxes.

An investment cannot be made directly in an index.

Duration is a commonly used measure for the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity.  Securities with a longer duration have more volatile prices than securities of comparable quality with a shorter duration.

Please see the Schedule of Investments for the most recent fund holdings.  Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

HOW WE CLASSIFY FUNDS

CLASS 4: TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

CLASS 5: FIXED INCOME (BOND) FUNDS
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.

Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

WWW.UPGRADERFUNDS.COM

FundX Flexible Income Fund

Schedule of Investments at April 30, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.5%
	Class 4 Funds: 24.7%^
712,460	Calamos Market Neutral Income Fund	$8,706,267
313,684	Gateway Fund	8,460,068
736,393	Manning & Napier Pro Blend Conservative Term Series	8,034,050
551,603	Merger Fund	8,963,544
198,362	Permanent Portfolio Fund	9,864,540
	Total Class 4 Funds	44,028,469
	Class 5 Funds: 74.8%^
613,007	Baird Aggregate Bond Fund	6,528,522
881,290	BlackRock Strategic Income Opportunities Portfolio	8,812,897
1,290,302	Fidelity Capital & Income Fund	12,838,503
958,614	Fidelity High Income Fund	8,848,008
1,361,569	John Hancock Strategic Income Fund	9,340,361
865,039	Loomis Sayles Bond Fund	12,966,936
493,482	Loomis Sayles Global Bond Fund	8,552,049
776,252	Lord Abbett Bond Debenture Fund	6,272,116
3,073,609	MainStay High Yield Corporate Bond Fund	18,472,391
963,859	Metropolitan West Total Return Bond Fund	10,110,883
816,529	Pioneer Strategic Income Fund	9,120,628
442,327	Templeton Global Bond Fund	6,205,853
391,517	Weitz Short-Intermediate Income Fund	4,890,050
871,747	Western Asset Core Bond Fund	10,173,284
	Total Class 5 Funds	133,132,481
	Total Investment Companies
	(Cost $166,043,691)	177,160,950
	SHORT-TERM INVESTMENTS: 0.0%
11,078	Fidelity Government Portfolio, 0.01%#	11,078
	Total Short-Term Investments
	(Cost $11,078)	11,078
	Total Investments: 99.5%
	(Cost $166,054,769)	177,172,028
	Other Assets in Excess of Liabilities: 0.5%	802,574
	Net Assets: 100.0%	$177,974,602

#	Seven-day yield as of April 30, 2011.
^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs

Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market.  These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^	CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs

Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Aggressive Upgrader Fund (UNBOX)

UNBOX is typically our most aggressive portfolio, with the ability to move among sector and aggressive ETFs to an unlimited degree.  It is geared toward investors seeking long-term growth and willing to withstand above average volatility along the way to achieve their goals

Upgrading is a disciplined strategy that selects ETFs based on near-term performance with the flexibility to invest globally in the areas we identify as current market leaders.  UNBOX is one of two Upgrader funds that invest exclusively in exchange traded funds (ETFs)

During this six-month time frame, UNBOX held no “core” or fixed income ETFs, which it may occasionally do.  Instead our ranking system led us to concentrate entirely on more speculative exchange traded funds.  This paid off well during this period, as UNBOX’s 21.80% return far outpaced the benchmark S&P 500 Index (16.22%) as well as the MSCI All Country World Index (12.97%).

The average market cap of the UNBOX portfolio decreased dramatically from over $10 billion at the start of the fiscal year to approximately $5 billion at April 30, 2011.  This shift away from large cap to small cap came from the addition of iShares Russell 2000 (IWM), iShares Russell 2000 Growth (IWO), iShares S&P Small Cap 600 (IJR) and iShares S&P Small Cap 600 Growth (IJT).  The tech-heavy PowerShares QQQ Trust (QQQ) was sold.

Skyrocketing prices for gold and silver led to strong gains from precious metals ETF holdings.  The price of silver almost doubled over this six month period, leading to eye-popping gains from the iShares Silver Trust (SLV) and good (though less dramatic) gains from Market Vectors Gold Miners (GDX), SPDR Gold Trust (GLD) and iShares S&P North American Natural Resources (IGE).

Upgrading is an approach we have used for over 40 years to manage investment portfolios for private client accounts.  We are happy to have gained from the recent strength of small caps, metals and resources, but we also know that the long-term strength of our strategy is in the flexibility to continually adapt as leadership changes.

The MSCI All Country World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.  The MSCI ACWI is maintained by Morgan Stanley Capital International and is comprised of stocks from both developed and emerging market.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.

An investment cannot be made directly in an index.

Please see the Schedule of Investments for the most recent fund holdings.  Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

HOW WE CLASSIFY FUNDS

CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

WWW.UPGRADERFUNDS.COM

FundX ETF Aggressive Upgrader Fund

Schedule of Investments at April 30, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Class 1 & 2 Funds: 99.9%^
20,100	Energy Select Sector SPDR Fund	$1,616,844
24,900	iShares MSCI Canada Index Fund	839,130
28,500	iShares Russell 2000 Growth Index Fund	2,814,945
7,700	iShares Russell 2000 Index Fund	665,049
15,000	iShares Russell Midcap Growth Index Fund	946,200
15,700	iShares S&P MidCap 400 Growth Fund	1,789,486
35,600	iShares S&P North American Natural Resources Sector Index Fund	1,677,828
16,200	iShares S&P SmallCap 600 Growth Index Fund	1,331,154
52,750	iShares Silver Trust*	2,473,975
24,900	Rydex S&P MidCap 400 Pure Growth ETF	2,224,815
31,300	Semiconductor HOLDRS	1,148,397
13,700	Vanguard Energy ETF	1,617,833
20,300	Vanguard Extended Market ETF	1,231,601
32,400	Vanguard Small-Cap ETF	2,634,444
18,400	Vanguard Small-Cap Growth ETF	1,640,544
	Total Class 1 & 2 Funds	24,652,245
	Total Investment Companies
	(Cost $20,354,215)	24,652,245
	SHORT-TERM INVESTMENTS: 0.9%
220,464	Fidelity Government Portfolio, 0.01%#	220,464
	Total Short-Term Investments
	(Cost $220,464)	220,464
	Total Investments: 100.8%
	(Cost $20,574,679)	24,872,709
	Liabilities in Excess of Other Assets: (0.8%)	(206,668)
	Net Assets: 100.0%	$24,666,041

*	Non-income producing.
#	Seven-day yield as of April 30, 2011.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Upgrader Fund (REMIX)

The FundX ETF Upgrader Fund offers a core equity portfolio that invests exclusively in exchange traded funds (ETFs).  It is managed for investors seeking long-term growth with average stock market volatility.

Upgrading is a quantitative investment approach that selects ETFs based on near-term performance.  It provides flexibility to invest globally in the sectors, regions and strategies we identify as performing in synch with current market leadership.

During the six months from October 31, 2010 to April 30, 201, REMIX’s ETF-only portfolio’s weighting in foreign stocks dropped from about 42% (with 13% in emerging markets) to virtually zero exposure to overseas markets.  This shift was triggered by weakness in Europe’s equity markets and relative weakness in the euro compared with the US dollar.

Our ranking system also steered the portfolio into more small-cap and mid-cap ETFs over the past six months.  The average market cap of the REMIX portfolio decreased from just under $10 billion at the start of the fiscal year to just over $5 billion during that time.

New arrivals to the portfolio included iShares S&P Mid Cap 400 (IJH) and iShares S&P Mid Cap 400 Value (IJJ).  PowerShares QQQ Trust (QQQ) and SPDR S&P International Small Cap (GWX) were sold.

By continually adjusting our holdings based on monthly performance rankings we aim to align the portfolio with the areas of the market showing leadership.  This allows us to pursue opportunities as they arise in the global marketplace of ideas.

Please see the Schedule of Investments for the most recent fund holdings.  Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

HOW WE CLASSIFY FUNDS

CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

WWW.UPGRADERFUNDS.COM

FundX ETF Upgrader Fund

Schedule of Investments at April 30, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.6%
	Class 1 & 2 Funds: 29.6%^
2,200	Energy Select Sector SPDR Fund	$176,968
3,300	iShares Russell 2000 Growth Index Fund	325,941
800	iShares Russell 2000 Index Fund	69,096
1,200	iShares S&P MidCap 400 Growth Fund	136,776
3,700	iShares S&P North American Natural Resources Sector Index Fund	174,381
1,900	iShares S&P SmallCap 600 Growth Index Fund	156,123
4,350	iShares Silver Trust*	204,015
2,600	Rydex S&P MidCap 400 Pure Growth ETF	232,310
3,000	Semiconductor HOLDRS	110,070
1,500	Vanguard Energy ETF	177,135
2,000	Vanguard Extended Market ETF	121,340
3,000	Vanguard Small-Cap ETF	243,930
2,300	Vanguard Small-Cap Growth ETF	205,068
	Total Class 1 & 2 Funds	2,333,153
	Class 3 Funds: 70.0%^
8,100	iShares Russell 1000 Growth Index Fund	505,845
17,300	iShares Russell MidCap Value Index Fund	852,198
6,200	iShares S&P MidCap 400 Index Fund	628,618
10,100	iShares S&P MidCap 400 Value Index Fund	887,386
13,300	Rydex S&P Equal Weight Fund	692,132
10,650	SPDR S&P MidCap 400 ETF	1,966,097
	Total Class 3 Funds	5,532,276
	Total Investment Companies
	(Cost $6,793,869)	7,865,429
	SHORT-TERM INVESTMENTS: 1.4%
108,862	Fidelity Government Portfolio, 0.01%#	108,862
	Total Short-Term Investments
	(Cost $108,862)	108,862
	Total Investments: 101.0%
	(Cost $6,902,731)	7,974,291
	Liabilities in Excess of Other Assets: (1.0%)	(74,667)
	Net Assets: 100.0%	$7,899,624

*	Non-income producing.
#	Seven-day yield as of April 30, 2011.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund (TACTX)

Many investors feel like their only choice to manage risk in their investment portfolio is to hold fixed income. When they are concerned about the prospects for fixed income, they either over-allocate to stocks or find themselves stuck in cash. If they over-allocate to stocks, they increase the volatility of their portfolio and have a hard time staying the course when the market gets choppy or when they are faced with bad news. When they feel stuck in cash, they are unable to earn the return they need to meet their long-term investment objectives. Our tactical strategy provides an alternative to fixed income, cash or the stock market exposure of fully invested equity funds.

The foundation of the portfolio is a diversified selection of funds (mainly ETFs) that we identify as market leaders based on our FundX rankings. Most of the funds we hold are broad based, but we may include limited exposure to sector funds, commodities funds, and other specialized funds.

The fund often holds cash. In the past six months cash has been as high as 60% of TACTX.  The long portion of TACTX shifted into an almost fully domestic U.S. stock portfolio away from a mix that had included global and foreign ETFs at the start of the fiscal year.  By April 30, 2011 TACTX held virtually no international stocks.  We sold Vanguard European (VGK) and iShares MSCI Emerging Markets (EEM).

New additions to the portfolio included the core fund iShares S&P Mid Cap 400 (IJH) and the sector funds Energy Select SPDR (XLE) and iShares North America Natural Resources (IGE).

We regularly buy and sell exchange listed options to generate income and manage risk/reward potential. This activity substantially improved performance over the past six months.

Because we have generally collected premium by selling options, the returns of the portfolio have usually been more consistent than a portfolio that makes and loses money only based on if the stock market goes up or down.

Why is the fund’s performance so weak when measured since inception?

When we launched the fund, we used a very different strategy than how the fund has been managed since late 2009. Prior to that, the fund’s strategy was to either be fully invested or out of the market based on a market timing model. The trouble with a market timing model is that there is no way to manage risk when the model keeps you fully invested as ours did through 2008. We believe that the model we had adopted is one of the most robust available and has one of the best long-term records of any that we have seen. That said, we no longer believe that market timing is an acceptable tool to manage risk. There are too many possible unforeseen variables, and the penalty for errors is simply too severe when one’s portfolio is either fully invested or fully in cash.

What changed, and how has that change impacted performance?

In late 2009, we amended our strategy and have since managed the strategy to accommodate a broad range of outcomes and make much more incremental adjustments as we navigate the market’s ebbs and flows. We continue to use a model to monitor market conditions to evaluate investor sentiment, valuations, monetary conditions and other variables that influence market risk. We use this model to adjust the range of exposure the fund may have at any given point, but we always seek to provide some element of protection against unforeseen outcomes.

Since we adopted the current strategy, the fund has performed in line with our expectations through volatile periods including the “flash crash”, sovereign debt fears, Japanese earthquake, and a series of steep corrections and significant stock market rallies. Past performance is not predictive of future results. The performance of TACTX since 2009, however, does reflect our goals as we manage the fund on a daily basis.

Please see the Schedule of Investments for the most recent fund holdings.  Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund (TACTX)

HOW WE CLASSIFY FUNDS

CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Schedule of Investments at April 30, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 36.4%
	Class 1 & 2 Funds: 5.8%^
10,000	Energy Select Sector SPDR Fund ‡	$804,400
20,000	iShares S&P North American Natural Resources Sector Index Fund ‡	942,600
	Total Class 1 & 2 Funds	1,747,000
	Class 3 Funds: 30.6%^
30,897	Ariel Fund	1,646,506
20,000	iShares S&P MidCap 400 Index Fund ‡	2,027,800
30,000	SPDR S&P MidCap 400 ETF ‡	5,538,300
	Total Class 3 Funds	9,212,606
	Total Investment Companies
	(Cost $9,540,495)	10,959,606

Contracts (100 shares per contract)
	PURCHASED CALL OPTIONS: 0.8%
1,000	SPDR S&P 500 ETF, Expiration 6/18/11, Strike Price $137*	240,000
	Total Purchased Call Options
	(Cost $228,514)	240,000

Shares/Par Value
	SHORT-TERM INVESTMENTS: 65.1%
5,610,664	Fidelity Government Portfolio, 0.01%#	5,610,664
10,000,000	United States Treasury Bill, Maturity Date 5/26/2011, 0.0100%	9,999,492
4,000,000	United States Treasury Bill, Maturity Date 8/18/2011, 0.0500%	3,999,436
	Total Short-Term Investments
	(Cost $19,609,270)	19,609,592
	Total Investments: 102.3%
	(Cost $29,378,279)	30,809,198
	Liabilities in Excess of Other Assets: (2.3%)	(705,892)
	Net Assets: 100.0%	$30,103,306

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Schedule of Options Written at April 30, 2011 (Unaudited)

Contracts (100 shares per contract)		Value
	CALL OPTIONS WRITTEN
100	Energy Select Sector SPDR Fund, Expiration 5/21/11, Strike Price $77*	$(40,750)
100	iShares S&P North American Natural Resources Sector Index Fund, Expiration 5/21/11, Strike Price $44*	(31,500)
100	iShares S&P North American Natural Resources Sector Index Fund, Expiration 5/21/11, Strike Price $45*	(23,000)
200	iShares S&P MidCap 400 Index Fund, Expiration 5/21/11, Strike Price $95*	(118,000)
200	SPDR S&P MidCap 400 ETF, Expiration 5/21/11, Strike Price $177*	(160,000)
100	SPDR S&P MidCap 400 ETF, Expiration 5/21/11, Strike Price $180*	(54,500)
	Total Call Options Written
	(Premiums received $262,029)	(427,750)
	PUT OPTIONS WRITTEN
100	Energy Select Sector SPDR Fund, Expiration 5/21/11, Strike Price $72*	(1,400)
100	Energy Select Sector SPDR Fund, Expiration 5/21/11, Strike Price $77*	(4,350)
200	iShares Russell 2000 Growth Index Fund, Expiration 5/21/11, Strike Price $90*	(3,000)
100	iShares S&P MidCap 400 Index Fund, Expiration 5/21/11, Strike Price $95*	(1,500)
100	SPDR S&P MidCap 400 ETF, Expiration 5/21/11, Strike Price $175*	(5,250)
	Total Put Options Written
	(Premiums received $112,889)	(15,500)
	Total Options Written
	(Total Premiums received $374,918)	$(443,250)

*	Non-income producing.
‡	Held in connection with open written call options.
#	Seven-day yield as of April 30, 2011.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Total Return Fund (TOTLX)

The Tactical Total Return fund (TOTLX) may be a useful vehicle for conservative investors who seek to combine our risk-managed tactical equity model with our flexible income strategy.  The portfolio uses a quantitative model to actively allocate the portfolio between our flexible income strategy and our tactical equity strategy.  Since the Fund’s inception, the allocation has fluctuated from as little as 40% to as high as 60% flexible income, with the balance in the tactical equity strategy. Over the past six month period the portfolio maintained roughly a 50/50 mix between these two components.

The foundation of the tactical equity portion of the portfolio is a diversified selection of funds (mainly ETFs) that we identify as market leaders based on our FundX rankings. Most of the funds we hold are broad based, but we may include limited exposure to sector funds, commodities funds, and other specialized funds.

The fund often holds cash. In the past six months cash in the tactical equity component has been as high as 60%.  The long equity portion of TOTLX shifted into an almost fully domestic U.S. stock portfolio away from a mix that had included global and foreign ETFs at the start of the fiscal year.  By April 30, 2011 TOTLX held virtually no international stock exposure.  We sold Vanguard European (VGK) and iShares MSCI Emerging Markets (EEM).

New additions to the portfolio included the core fund iShares S&P Mid Cap 400 (IJH) and the sector funds Energy Select SPDR (XLE) and iShares North America Natural Resources (IGE).  Ariel (ARGFX) was consistently held during this entire period.

We regularly buy and sell exchange listed options to generate income and manage risk/reward potential. This activity substantially improved performance over the past six months.

Because we have generally collected premium by selling options, the returns of the portfolio have usually been more consistent than a portfolio that makes and loses money only based on if the stock market goes up or down.

Because we intend this strategy to be very conservative, our management team is committed to overriding our models and moving to a very defensive posture in an effort to prevent a peak-to-trough decline in excess of 10%. More broadly, our goal is to provide a compelling risk managed alternative to a traditional balanced portfolio.

On the fixed income side of this portfolio, we took advantage of the yield differential in lower grade corporate bonds during this six month period.  As of April 30, 2011 the portfolio held over 6% in high-yield bond funds.

In the global bond fund arena, we moved out of the dollar-hedged Alliance Bernstein Global Bond (ANAYX) and into Loomis Sayles Global Bond (LSGBX), which tends to hold foreign currencies. World bond funds make up about 3% of the portfolio, down from 9% at the end of October.  We held no emerging market bond funds during this period.

Over the past six months TOTLX has performed much within our expectations, outpacing our flexible income-only strategy, and offering shareholders a relatively smooth ride along the way.

Please see the Schedule of Investments for the most recent fund holdings.  Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

HOW WE CLASSIFY FUNDS

CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

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FundX Tactical Total Return Fund (TOTLX)

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

CLASS 4: TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

CLASS 5: FIXED INCOME (BOND) FUNDS
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.

Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

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FundX Tactical Total Return Fund

Schedule of Investments at April 30, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 52.9%
	Class 1 & 2 Funds: 2.9%^
1,000	Energy Select Sector SPDR Fund ‡	$80,440
2,000	iShares S&P North American Natural Resources Sector Index Fund ‡	94,260
	Total Class 1 & 2 Funds	174,700
	Class 3 Funds: 15.6%^
3,363	Ariel Fund	179,212
2,000	iShares S&P MidCap 400 Index Fund ‡	202,780
3,000	SPDR S&P MidCap 400 ETF ‡	553,830
	Total Class 3 Funds	935,822
	Class 4 Funds: 9.9%^
9,689	Calamos Market Neutral Income Fund	118,404
4,389	Gateway Fund	118,378
10,803	Manning & Napier Pro Blend Conservative Term Series	117,857
7,216	Merger Fund	117,266
2,415	Permanent Portfolio Fund	120,098
	Total Class 4 Funds	592,003
	Class 5 Funds: 24.5%^
10,687	BlackRock Strategic Income Opportunities Portfolio	106,875
9,195	Fidelity Capital & Income Fund	91,489
9,772	Fidelity High Income Fund	90,195
18,446	John Hancock Strategic Income Fund	126,910
11,410	Loomis Sayles Bond Fund	171,031
6,422	Loomis Sayles Global Bond Fund	111,292
10,108	Lord Abbett Bond Debenture Fund	81,670
36,903	MainStay High Yield Corporate Bond Fund	221,785
9,359	Metropolitan West Low Duration Bond Fund	81,144
10,711	Metropolitan West Total Return Bond Fund	112,353
7,416	Pioneer Strategic Income Fund	82,833
5,937	Templeton Global Bond Fund	83,294
9,392	Western Asset Core Bond Fund	109,605
	Total Class 5 Funds	1,470,476
	Total Investment Companies
	(Cost $2,902,228)	3,173,001

Contracts (100 shares per contract)
	PURCHASED CALL OPTIONS: 0.4%
100	SPDR S&P 500 ETF, Expiration 6/18/11, Strike Price $137*	24,000
	Total Purchased Call Options
	(Cost $22,851)	24,000

The accompanying notes are an integral part of these financial statements.

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FundX Tactical Total Return Fund

Schedule of Investments at April 30, 2011 (Unaudited), Continued

Shares/Par Value		Value
	SHORT-TERM INVESTMENTS: 47.8%
867,180	Fidelity Government Portfolio, 0.01%#	$867,180
1,000,000	United States Treasury Bill, Maturity Date 5/26/2011, 0.0100%	999,949
1,000,000	United States Treasury Bill, Maturity Date 8/18/2011, 0.0500%	999,859
	Total Short-Term Investments
	(Cost $2,866,850)	2,866,988
	Total Investments: 101.1%
	(Cost $5,791,929)	6,063,989
	Liabilities in Excess of Other Assets: (1.1%)	(66,960)
	Net Assets: 100.0%	$5,997,029

Schedule of Options Written at April 30, 2011 (Unaudited)

Contracts (100 shares per contract)
	Call Options Written
10	Energy Select Sector SPDR Fund, Expiration 5/21/11, Strike Price $77*	$(4,075)
10	iShares S&P North American Natural Resources Sector Index Fund, Expiration 5/21/11, Strike Price $44*	(3,150)
10	iShares S&P North American Natural Resources Sector Index Fund, Expiration 5/21/11, Strike Price $45*	(2,300)
20	iShares S&P MidCap 400 Index Fund, Expiration 5/21/11, Strike Price $95*	(11,800)
20	SPDR S&P MidCap 400 ETF, Expiration 5/21/11, Strike Price $177*	(16,000)
10	SPDR S&P MidCap 400 ETF, Expiration 5/21/11, Strike Price $180*	(5,450)
	Total Call Options Written
	(Premiums received $26,203)	(42,775)
	PUT OPTIONS WRITTEN
10	Energy Select Sector SPDR Fund, Expiration 5/21/11, Strike Price $72*	(140)
10	Energy Select Sector SPDR Fund, Expiration 5/21/11, Strike Price $77*	(435)
20	iShares Russell 2000 Growth Index Fund, Expiration 5/21/11, Strike Price $90*	(300)
10	iShares S&P MidCap 400 Index Fund, Expiration 5/21/11, Strike Price $95*	(150)
10	SPDR S&P MidCap 400 ETF, Expiration 5/21/11, Strike Price $175*	(525)
	Total Put Options Written
	(Premiums received $11,288)	(1,550)
	Total Options Written
	(Total Premiums received $37,491)	$(44,325)

*	Non-income producing.
‡	Held in connection with open written call options.
#	Seven-day yield as of April 30, 2011.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan, and may be diversified across many countries.

The accompanying notes are an integral part of these financial statements.

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FundX Tactical Total Return Fund

Schedule of Options Written at April 30, 2011 (Unaudited), Continued

^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs

Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market.  These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^	CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs

Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The accompanying notes are an integral part of these financial statements.

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FundX Upgrader Funds

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FundX Upgrader Funds

Statements of Assets and Liabilities at April 30, 2011 (Unaudited)

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
ASSETS
Investments in securities, at value (identified cost $288,227,636,
$81,655,405, $64,874,079, $166,054,769, respectively) (Note 2)	$363,343,248	$103,001,325	$75,193,824	$177,172,028
Cash	—	—	—	1,717
Receivables:
Investment securities sold	3,030,000	—	65,000	305,000
Fund shares sold	209,670	152,455	385,158	685,114
Dividends and interest	2,301	937	71,085	407,123
Prepaid expenses	56,432	18,031	20,067	29,773
Total assets	366,641,651	103,172,748	75,735,134	178,600,755

LIABILITIES
Payables:
Investment securities purchased	—	—	54,878	321,265
Fund shares redeemed	405,865	225,641	4,656	109,235
Due to custodian	2,141,000	—	—	—
Investment advisory fees, net	299,886	83,173	60,555	99,962
Adminstration fees	32,959	9,530	6,670	15,757
Custody fees	10,578	1,774	561	5,169
Fund accounting fees	29,332	5,554	5,434	15,297
Transfer agent fees	65,106	15,759	14,509	32,666
Chief Compliance Officer fees	1,242	1,263	1,224	1,395
Other accrued expenses	17,802	22,030	19,943	25,407
Total liabilities	3,003,770	364,724	168,430	626,153

NET ASSETS	$363,637,881	$102,808,024	$75,566,704	$177,974,602

Net assets applicable to shares outstanding	363,637,881	102,808,024	75,566,704	177,974,602
Shares outstanding; unlimited number
of shares authorized without par value	9,934,694	2,411,016	2,173,016	5,628,504
Net asset value, offering and redemption price per share	$36.60	$42.64	$34.78	$31.62

COMPONENTS OF NET ASSETS
Paid-in capital	447,265,407	134,540,956	72,854,872	163,485,003
Undistributed (accumulated) net investment income (loss)	52,786	(191,923)	121,857	1,277,609
Accumulated net realized gain (loss) on investments	(158,795,924)	(52,886,929)	(7,729,770)	2,094,731
Net unrealized appreciation on investments	75,115,612	21,345,920	10,319,745	11,117,259
Net assets	$363,637,881	$102,808,024	$75,566,704	$177,974,602

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Statements of Assets and Liabilities at April 30, 2011 (Unaudited), Continued

	FundX ETF Aggressive	FundX ETF	FundX Tactical	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Total Return Fund
ASSETS
Investments in securities, at value (identified cost $20,574,679,
$6,902,731, $29,378,279, $5,791,929, respectively) (Note 2)	$24,872,709	$7,974,291	$30,809,198	$6,063,989
Cash	—	—	—	51
Deposits at brokers for written options	—	—	1,985	2,000
Receivables:
Investment securities sold	47,907	—	—	—
Fund shares sold	617,900	11,000	—	—
Dividends and interest	896	87	42	4,311
Due from advisor, net	—	—	—	1,511
Prepaid expenses	20,657	24,447	22,001	25,130
Total assets	25,560,069	8,009,825	30,833,226	6,096,992

LIABILITIES
Written Options, at value
(Premiums received of $0, $0, $374,918 and $37,491, respectively)	—	—	443,250	44,325
Payables:
Investment securities purchased	821,134	80,971	228,515	26,788
Fund shares redeemed	21,209	—	—	3,259
Investment advisory fees, net	17,559	1,072	24,315	—
Adminstration fees	1,985	1,883	3,078	1,428
Custody fees	1,561	1,929	1,470	3,363
Fund accounting fees	1,275	502	2,070	68
Transfer agent fees	5,997	4,386	5,036	2,913
Chief Compliance Officer fees	1,227	1,225	1,225	1,229
Other accrued expenses	22,081	18,233	20,961	16,590
Total liabilities	894,028	110,201	729,920	99,963

NET ASSETS	$24,666,041	$7,899,624	$30,103,306	$5,997,029

Net assets applicable to shares outstanding	24,666,041	7,899,624	30,103,306	5,997,029
Shares outstanding; unlimited number
of shares authorized without par value	913,060	348,297	1,592,510	222,049
Net asset value, offering and redemption price per share	$27.01	$22.68	$18.90	$27.01

COMPONENTS OF NET ASSETS
Paid-in capital	44,295,744	12,418,142	67,445,405	5,504,826
Accumulated net investment loss	(12,859)	(1,725)	(172,178)	(3,822)
Accumulated net realized gain (loss) on investments	(23,914,874)	(5,588,353)	(38,532,508)	230,799
Net unrealized appreciation on investments	4,298,030	1,071,560	1,362,587	265,226
Net assets	$24,666,041	$7,899,624	$30,103,306	$5,997,029

The accompanying notes are an integral part of these financial statements.

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FundX Upgrader Funds

Statements of Operations For the Six Months Ended April 30, 2011 (Unaudited)

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
INVESTMENT INCOME
Dividends	$2,217,456	$455,916	$1,118,818	$4,201,236
Interest	128	29	74	42
Total investment income	2,217,584	455,945	1,118,892	4,201,278

EXPENSES (NOTE 3)
Investment advisory fees	1,784,840	507,562	354,840	583,287
Transfer agent fees	170,666	59,125	40,113	69,076
Administration fees	101,006	28,725	20,078	47,154
Fund accounting fees	56,460	15,674	11,262	29,365
Reports to shareholders	20,516	8,426	9,143	10,517
Custody fees	15,189	5,404	3,563	7,300
Audit fees	11,731	11,266	9,514	9,281
Registration fees	9,050	8,225	8,638	8,500
Trustee fees	4,592	2,592	2,346	3,547
Miscellaneous expenses	3,523	859	1,481	1,415
Chief Compliance Officer fees	2,918	2,667	2,628	2,576
Interest expense (Note 6)	1,759	762	293	2,010
Legal fees	1,605	1,269	1,345	1,158
Insurance expense	1,105	697	765	863
Total expenses	2,184,960	653,253	466,009	776,049
Less: expenses paid indirectly (Note 3)	(20,166)	(5,386)	(4,455)	(8,201)
Net expenses	2,164,794	647,867	461,554	767,848
Net investment income (loss)	52,790	(191,922)	657,338	3,433,430

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gains	20,960,115	7,551,898	2,104,637	1,251,554
Capital gain distributions from regulated investment companies	1,105,116	486,577	182,807	911,437
Change in net unrealized appreciation on investments	33,596,252	9,768,697	4,127,685	208,693
Net realized and unrealized gain on investments	55,661,483	17,807,172	6,415,129	2,371,684
Net increase in net assets resulting from operations	$55,714,273	$17,615,250	$7,072,467	$5,805,114

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Statements of Operations For the Six Months Ended April 30, 2011 (Unaudited), Continued

	FundX ETF Aggressive	FundX ETF	FundX Tactical	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Total Return Fund
INVESTMENT INCOME
Dividends	$158,385	$53,598	$50,484	$58,257
Interest	12	8	5,757	663
Total investment income	158,397	53,606	56,241	58,920

EXPENSES (NOTE 3)
Investment advisory fees	114,111	36,802	155,238	27,018
Transfer agent fees	18,732	11,826	16,685	9,539
Audit fees	9,664	9,538	8,804	9,828
Registration fees	8,560	5,430	9,710	6,525
Administration fees	6,458	4,958	8,809	3,720
Reports to shareholders	6,240	4,650	5,431	5,579
Fund accounting fees	3,466	1,618	5,711	1,722
Custody fees	2,899	3,084	9,721	10,582
Chief Compliance Officer fees	2,631	2,629	2,629	2,633
Trustee fees	2,058	1,933	2,105	2,027
Legal fees	1,447	1,426	1,326	1,649
Miscellaneous expenses	1,115	1,189	916	1,674
Insurance expense	778	737	709	742
Interest expense (Note 6)	465	210	—	—
Total expenses	178,624	86,030	227,794	83,238
Plus: prior year fees waived subject to recoupment	—	—	1,773	—
Less: fees waived	(7,377)	(30,699)	—	(42,711)
Less: expenses paid indirectly (Note 3)	—	—	(1,148)	(154)
Net expenses	171,247	55,331	228,419	40,373
Net investment income (loss)	(12,850)	(1,725)	(172,178)	18,547

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	2,422,444	651,594	927,217	131,660
Written options	—	—	1,079,352	99,406
Net realized gains	2,422,444	651,594	2,006,569	231,066
Capital gain distributions from regulated investment companies	29,805	2,821	14,427	6,975
Change in net unrealized appreciation on investments	2,086,827	400,958	412,070	10,543
Net realized and unrealized gain on investments	4,539,076	1,055,373	2,433,066	248,584
Net increase in net assets resulting from operations	$4,526,226	$1,053,648	$2,260,888	$267,131

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$52,790	$253,176
Net realized gain on investments	20,960,115	43,994,325
Capital gain distributions from regulated investment companies	1,105,116	119,582
Change in net unrealized appreciation on investments	33,596,252	3,024,614
Net increase in net assets resulting from operations	55,714,273	47,391,697

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(303,494)	(1,916,264)
Total distributions to shareholders	(303,494)	(1,916,264)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)(b)	(36,376,872)	(86,252,479)
Total increase (decrease) in net assets	19,033,907	(40,777,046)

NET ASSETS
Beginning of period/year	344,603,974	385,381,020
End of period/year	$363,637,881	$344,603,974
Undistributed net investment income	$52,786	$303,490

(a)Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2011		Year Ended
	(Unaudited)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	992,154	$33,204,779	2,492,580	$74,807,786
Shares issued in reinvestment of distributions	8,635	290,923	61,766	1,875,223
Shares redeemed (b)	(2,060,207)	(69,872,574)	(5,538,723)	(162,935,488)
Net decrease	(1,059,418)	$(36,376,872)	(2,984,377)	$(86,252,479)

(b)Net of redemption fees of $5,071 and $43,612, respectively.

The accompanying notes are an integral part of these financial statements.

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FundX Aggressive Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(191,922)	$113,054
Net realized gain on investments	7,551,898	15,213,411
Capital gain distributions from regulated investment companies	486,577	50,362
Change in net unrealized appreciation on investments	9,768,697	171,625
Net increase in net assets resulting from operations	17,615,250	15,548,452

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(133,757)	(485,386)
Total distributions to shareholders	(133,757)	(485,386)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)(b)	(14,933,673)	(37,355,607)
Total increase (decrease) in net assets	2,547,820	(22,292,541)

NET ASSETS
Beginning of period/year	100,260,204	122,552,745
End of period/year	$102,808,024	$100,260,204
Undistributed (accumulated) net investment income (loss)	$(191,923)	$133,756

(a)Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2011		Year Ended
	(Unaudited)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	217,874	$8,392,989	585,230	$20,008,174
Shares issued in reinvestment of distributions	3,305	127,655	13,638	477,041
Shares redeemed (b)	(600,849)	(23,454,317)	(1,707,221)	(57,840,822)
Net decrease	(379,670)	$(14,933,673)	(1,108,353)	$(37,355,607)

(b)Net of redemption fees of $674 and $7,393, respectively.

The accompanying notes are an integral part of these financial statements.

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FundX Conservative Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$657,338	$779,015
Net realized gain on investments	2,104,637	5,525,896
Capital gain distributions from regulated investment companies	182,807	106,658
Change in net unrealized appreciation on investments	4,127,685	704,305
Net increase in net assets resulting from operations	7,072,467	7,115,874

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(954,561)	(644,499)
Total distributions to shareholders	(954,561)	(644,499)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	3,937,012	4,611,008
Total increase in net assets	10,054,918	11,082,383

NET ASSETS
Beginning of period/year	65,511,786	54,429,403
End of period/year	$75,566,704	$65,511,786
Undistributed net investment income	$121,857	$419,080

(a)Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2011		Year Ended
	(Unaudited)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	443,218	$14,714,048	921,076	$28,019,486
Shares issued in reinvestment of distributions	28,567	936,728	20,914	630,974
Shares redeemed (b)	(352,133)	(11,713,764)	(794,399)	(24,039,452)
Net increase	119,652	$3,937,012	147,591	$4,611,008

(b)Net of redemption fees of $3,656 and $3,642, respectively.

The accompanying notes are an integral part of these financial statements.

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FundX Flexible Income Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$3,433,430	$4,872,124
Net realized gain on investments	1,251,554	7,766,446
Capital gain distributions from regulated investment companies	911,437	508,096
Change in net unrealized appreciation on investments	208,693	2,068,442
Net increase in net assets resulting from operations	5,805,114	15,215,108

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(6,213,237)	(4,153,077)
From net realized gain	(2,286,543)	—
Total distributions to shareholders	(8,499,780)	(4,153,077)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)(b)	6,267,813	(2,872,638)
Total increase in net assets	3,573,147	8,189,393

NET ASSETS
Beginning of period/year	174,401,455	166,212,062
End of period/year	$177,974,602	$174,401,455
Undistributed net investment income	$1,277,609	$4,057,416

(a)Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2011		Year Ended
	(Unaudited)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,050,667	$32,782,453	2,595,721	$79,852,819
Shares issued in reinvestment of distributions	274,756	8,385,556	136,957	4,104,600
Shares redeemed (b)	(1,114,323)	(34,900,196)	(2,842,248)	(86,830,057)
Net increase (decrease)	211,100	$6,267,813	(109,570)	$(2,872,638)

(b)Net of redemption fees of $388 and $8,131, respectively.

The accompanying notes are an integral part of these financial statements.

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FundX ETF Aggressive Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(12,850)	$205,089
Net realized gain on investments	2,422,444	1,333,976
Capital gain distributions from regulated investment companies	29,805	—
Change in net unrealized appreciation on investments	2,086,827	639,318
Net increase in net assets resulting from operations	4,526,226	2,178,383

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(92,098)	(304,681)
Total distributions to shareholders	(92,098)	(304,681)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(2,032,443)	(17,694,340)
Total increase (decrease) in net assets	2,401,685	(15,820,638)

NET ASSETS
Beginning of period/year	22,264,356	38,084,994
End of period/year	$24,666,041	$22,264,356
Undistributed (accumulated) net investment income (loss)	$(12,859)	$92,089

(a)Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2011		Year Ended
	(Unaudited)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	184,875	$4,518,350	471,992	$10,288,519
Shares issued in reinvestment of distributions	3,531	84,665	13,320	300,887
Shares redeemed	(275,656)	(6,635,458)	(1,332,756)	(28,283,746)
Net decrease	(87,250)	$(2,032,443)	(847,444)	$(17,694,340)

The accompanying notes are an integral part of these financial statements.

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FundX ETF Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(1,725)	$71,601
Net realized gain on investments	651,594	909,090
Capital gain distributions from regulated investment companies	2,821	—
Change in net unrealized appreciation on investments	400,958	83,470
Net increase (decrease) in net assets resulting from operations	1,053,648	1,064,161

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(21,645)	(136,104)
Total distributions to shareholders	(21,645)	(136,104)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(76,118)	(3,628,385)
Total increase (decrease) in net assets	955,885	(2,700,328)

NET ASSETS
Beginning of period/year	6,943,739	9,644,067
End of period/year	$7,899,624	$6,943,739
Undistributed (accumulated) net investment income (loss)	$(1,725)	$21,645

(a)Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2011		Year Ended
	(Unaudited)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	166,173	$3,520,818	98,048	$1,838,485
Shares issued in reinvestment of distributions	1,041	21,519	7,236	135,240
Shares redeemed	(173,155)	(3,618,455)	(304,615)	(5,602,110)
Net decrease	(5,941)	$(76,118)	(199,331)	$(3,628,385)

The accompanying notes are an integral part of these financial statements.

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FundX Tactical Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(172,178)	$316,122
Net realized gain on investments	927,217	3,600,471
Net realized gain on written options	1,079,352	2,420,214
Capital gain distributions from regulated investment companies	14,427	70,920
Change in net unrealized appreciation (depreciation) on investments	412,070	(3,818,523)
Net increase in net assets resulting from operations	2,260,888	2,589,204

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(817,013)
Total distributions to shareholders	—	(817,013)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)(b)	(4,354,254)	(47,429,571)
Total decrease in net assets	(2,093,366)	(45,657,380)

NET ASSETS
Beginning of period/year	32,196,672	77,854,052
End of period/year	$30,103,306	$32,196,672
Undistributed (Accumulated) net investment income (loss)	$(172,178)	$—

(a)Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2011		Year Ended
	(Unaudited)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	104,657	$1,900,022	495,432	$8,392,183
Shares issues in reinvestment of dividends	—	—	48,191	815,394
Shares redeemed (b)	(342,929)	(6,254,276)	(3,334,426)	(56,637,148)
Net decrease	(238,272)	$(4,354,254)	(2,790,803)	$(47,429,571)

(b)Net of redemption fees of $0 and $244, respectively.

The accompanying notes are an integral part of these financial statements.

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FundX Tactical Total Return Fund

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$18,547	$75,047
Net realized gain on investments	131,660	95,846
Net realized gain on written options	99,406	184,564
Capital gain distributions from regulated investment companies	6,975	16,119
Change in net unrealized appreciation (depreciation) on investments	10,543	(26,678)
Net increase in net assets resulting from operations	267,131	344,898

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(53,788)	(70,144)
From net realized gain	(194,317)	—
Total distributions to shareholders	(248,105)	(70,144)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)(b)	764,217	(2,205,150)
Total increase (decrease) in net assets	783,243	(1,930,396)

NET ASSETS
Beginning of period/year	5,213,786	7,144,182
End of period/year	$5,997,029	$5,213,786
Undistributed (accumulated) net investment income (loss)	$(3,822)	$31,419

(a)Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2011		Year Ended
	(Unaudited)		October 31, 2010
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	24,263	$647,424	46,127	$1,196,936
Shares issued in reinvestment of distributions	9,500	247,586	2,700	69,942
Shares redeemed (b)	(4,904)	(130,793)	(133,437)	(3,472,028)
Net increase (decrease)	28,859	$764,217	(84,610)	$(2,205,150)

(b)Net of redemption fees of $0 and $1,081, respectively.

The accompanying notes are an integral part of these financial statements.

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FundX Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2011		Years Ended October 31,
	(Unaudited)		2010	2009		2008		2007	2006
Net asset value, beginning of period/year	$31.34		$27.57	$25.72		$49.65		$40.54	$35.62

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.00	(3)(7)	0.02 (7)	0.14		0.74		0.42	(0.03)
Net realized and unrealized gain (loss) on investments	5.29		3.89	1.71		(20.21)		11.70	7.17
Total from investment operations	5.29		3.91	1.85		(19.47)		12.12	7.14

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.14)	(0.00	)(3)	(0.74)		(0.42)	(0.01)
From net realized gain	—		—	—		(3.60)		(2.59)	(2.22)
Distribution in excess	—		—	—		(0.12)		—	—
Total distributions	(0.03)		(0.14)	(0.00	)(3)	(4.46)		(3.01)	(2.23)
Paid-in capital from redemption fees (Note 2)	0.00	(3)	0.00 (3)	0.00	(3)	0.00	(3)	0.00 (3)	0.01
Net asset value, end of period/year	$36.60		$31.34	$27.57		$25.72		$49.65	$40.54
Total return	16.88	%^	14.20%	7.20%		(42.67	)%(2)	31.55%	20.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$363.6		$344.6	$385.4		$471.5		$941.3	$656.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.22	%+	1.24%	1.25%		1.16%		1.15%	1.23%
After expenses absorbed(5)	1.22	%+	1.24%	1.25%		1.16%		1.15%	1.23%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	0.02	%+	0.05%	0.47%		1.78%		0.85%	(0.14%)
After expenses absorbed(6)	0.02	%+	0.05%	0.47%		1.78%		0.85%	(0.14%)
Portfolio turnover rate	63	%^	139%	201%		167%		84%	112%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (42.69)%.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.21%, 1.22%, 1.20%, 1.11%, 1.11% and 1.19% for the six months/years ended April 30, 2011, October 31, 2010, October 31,2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(6)
Excluding expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.03% 0.07%, 0.52%, 1.83%, 0.89% and (0.10)% for the six months/years ended April 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(7)	Calculated using the average shares outstanding method
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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FundX Aggressive Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2011		Years Ended October 31,
	(Unaudited)		2010	2009		2008	2007	2006
Net asset value, beginning of period/year	$35.93		$31.43	$29.24		$58.51	$44.20	$38.09

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.07	)(6)	0.03 (6)	0.12		0.84	0.37	(0.04)
Net realized and unrealized gain (loss) on investments	6.83		4.60	2.07		(24.84)	15.86	7.67
Total from investment operations	6.76		4.63	2.19		(24.00)	16.23	7.63

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.13)	(0.00	)(2)	(0.84)	(0.36)	—
From net realized gain	—		—	—		(4.23)	(1.58)	(1.58)
Distributions in excess	—		—	—		(0.21)	—	—
Total distributions	(0.05)		(0.13)	(0.00	)(2)	(5.28)	(1.94)	(1.58)
Paid-in capital from redemption fees (Note 2)	0.00	(2)	0.00 (2)	0.00	(2)	0.01	0.02	0.06
Net asset value, end of period/year	$42.64		$35.93	$31.43		$29.24	$58.51	$44.20
Total return	18.83	%^	14.73%	7.49%		(44.63)%	37.99%	20.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$102.8		$100.3	$122.6		$157.2	$330.1	234.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.29	%+	1.31%	1.33%		1.23%	1.24%	1.28%
After fees waived or recouped(4)	1.29	%+	1.31%	1.33%		1.23%	1.24%	1.31%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	(0.39	%)+	0.09%	0.36%		1.76%	0.70%	(0.14%)
After fees waived or recouped(5)	(0.39	%)+	0.09%	0.36%		1.76%	0.70%	(0.17%)
Portfolio turnover rate	71	%^	146%	213%		181%	95%	119%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.28%, 1.30%, 1.30%, 1.20%, 1.20% and 1.27% for the six months/years ended April 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(5)
Excluding expenses paid indirectly, the ratio of net investment loss to average net assets would have been (0.38)%, 0.10%, 0.39%, 1.79%, 0.74% and (0.13)% for the six months/years ended April 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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FundX Conservative Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2011		Years Ended October 31,
	(Unaudited)		2010	2009	2008		2007	2006
Net asset value, beginning of period/year	$31.90		$28.56	$26.24	$40.09		$35.89	$32.11

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.30	(7)	0.39 (7)	0.42	0.71		0.55	0.25
Net realized and unrealized gain (loss) on investments	3.03		3.29	2.27	(11.00)		5.55	5.28
Total from investment operations	3.33		3.68	2.69	(10.29)		6.10	5.53

LESS DISTRIBUTIONS:
From net investment income	(0.45)		(0.34)	(0.37)	(0.76)		(0.43)	(0.32)
From net realized gain	—		—	—	(2.81)		(1.48)	(1.44)
Total distributions	(0.45)		(0.34)	(0.37)	(3.57)		(1.91)	(1.76)
Paid-in capital from redemptions fees (Note 2)	0.00	(3)	0.00 (3)	0.00 (3)	0.01		0.01	0.01
Net asset value, end of year	$34.78		$31.90	$28.56	$26.24		$40.09	$35.89
Total return	10.52	%^	12.96%	10.44%	(27.81	)%(2)	17.68%	17.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$75.6		$65.5	$54.4	$61.5		$104.6	$78.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.31	%+	1.37%	1.36%	1.29%		1.27%	1.36%
After fees absorbed or recouped(5)	1.31	%+	1.37%	1.36%	1.29%		1.30%	1.50%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.84	%+	1.27%	1.68%	2.10%		1.34%	0.72%
After fees absorbed or recouped(6)	1.84	%+	1.27%	1.68%	2.10%		1.31%	0.58%
Portfolio turnover rate	62	%^	124%	137%	156%		101%	111%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (27.83)%.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.30%, 1.35%, 1.32%, 1.24%, 1.25% and 1.45% for the six months/years ended April 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(6)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 1.85%, 1.29%, 1.72%, 2.15%, 1.36% and 0.63% for the six months/years ended April 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(7)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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FundX Flexible Income Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2011		Years Ended October 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period/year	$32.19		$30.07	$28.68	$30.93	$29.46	$28.33

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.64	(6)	0.93 (6)	1.07	1.04	1.08	1.23
Net realized and unrealized gain (loss) on investments	0.43		1.92	1.65	(2.05)	1.35	0.99
Total from investment operations	1.07		2.85	2.72	(1.01)	2.43	2.22

LESS DISTRIBUTIONS:
From net investment income	(1.20)		(0.73)	(1.33)	(0.38)	(0.96)	(1.09)
From net realized gain	(0.44)		—	—	(0.86)	—	—
Total distributions	(1.64)		(0.73)	(1.33)	(1.24)	(0.96)	(1.09)
Paid-in capital from redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period/year	$31.62		$32.19	$30.07	$28.68	$30.93	$29.46
Total return	3.52	%^	9.67%	9.86%	(3.39)%	8.43%	8.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$178.0		$174.4	$166.2	$146.6	$133.2	$70.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived/recouped and expenses absorbed	0.93	%+	0.96%	0.97%	0.93%	0.95%	1.09%
After fees waived/recouped and expenses absorbed(4)	0.93	%+	0.96%	0.99%	0.99%	0.99%	0.99%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS(3):
Before fees waived/recouped and expenses absorbed	4.11	%+	3.01%	3.03%	3.82%	4.33%	4.54%
After fees waived/recouped and expenses absorbed(5)	4.11	%+	3.01%	3.01%	3.76%	4.29%	4.64%
Portfolio turnover rate	56	%^	106%	124%	125%	51%	76%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 0.92%,  0.94%%, 0.97%, 0.94%, 0.93% and 0.93% for the six months/years ended April 30, 2011, October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(5)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 4.12%, 3.03%, 3.03%, 3.81%, 4.35% and 4.70% for the six months/years ended April 30,2011, October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Aggressive Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2011		Years Ended October 31,			Period Ended
	(Unaudited)		2010	2009	2008	October 31, 2007*
Net asset value, beginning of period/year	$22.26		$20.61	$19.06	$33.59	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.01	)(4)	0.15 (4)	0.10	0.30	(0.06)
Net realized and unrealized gain (loss) on investments	4.85		1.67	1.45	(14.28)	8.65
Total from investment operations	4.84		1.82	1.55	(13.98)	8.59

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.17)	—	(0.30)	—
From net realized gain	—		—	—	(0.09)	—
Distribution in excess	—		—	—	(0.16)	—
Total distributions	(0.09)		(0.17)	—	(0.55)	—
Paid-in capital from redemption fees	—		—	—	0.00 (2)	0.00	(2)
Net asset value, end of period/year	$27.01		$22.26	$20.61	$19.06	$33.59
Total return	21.80	%^	8.81%	8.13%	(42.24)%	34.36	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$24.7		$22.3	$38.1	$43.5	$51.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.56	%+	1.53%	1.46%	1.33%	1.79	%+
After fees waived and expenses absorbed	1.50	%+	1.48%	1.46%	1.39%	1.50	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	(0.18	)%+	0.62%	0.51%	0.93%	(0.95	)%+
After fees waived and expenses absorbed	(0.12	)%+	0.67%	0.51%	0.87%	(0.66	)%+
Portfolio turnover rate	124	%^	374%	450%	407%	159	%^

*	Fund commenced operations January 31, 2007.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX ETF Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2011		Years Ended October 31,				Period Ended
	(Unaudited)		2010	2009	2008		October 31, 2007*
Net asset value, beginning of period/year	$19.60		$17.42	$16.96	$29.67		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.00	)(2)(5)	0.17 (5)	0.24	0.36		(0.07)
Net realized and unrealized gain (loss) on investments	3.14		2.29	0.30	(12.55)		4.74
Net increase from payments by affiliates on the
disposal of investments in violation of restrictions	—		—	—	0.02		—
Total from investment operations	3.14		2.46	0.54	(12.17)		4.67

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.28)	(0.08)	(0.36)		—
From net realized gain	—		—	—	(0.15)		—
Distribution in excess	—		—	—	(0.04)		—
Total distributions	(0.06)		(0.28)	(0.08)	(0.55)		—
Paid-in capital from redemption fees (Note 2)	—		—	—	0.01		—
Net asset value, end of period/year	$22.68		$19.60	$17.42	$16.96		$29.67
Total return	16.05	%^	14.18%	3.25%	(41.68	)%(3)	18.68	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$7.9		$6.9	$9.6	$13.1		$20.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	2.34	%+	2.38%	2.18%	1.83%		2.07	%+
After fees waived and expenses absorbed	1.50	%+	1.50%	1.50%	1.50%		1.50	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	(0.88	)%+	0.02%	0.89%	1.21%		(1.03	)%+
After fees waived and expenses absorbed	(0.04	)%+	0.90%	1.57%	1.54%		(0.46	)%+
Portfolio turnover rate	150	%^	325%	547%	547%		271	%^

*	Fund commenced operations January 31, 2007.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (41.74%).

(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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FundX Tactical Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2011		Years Ended October 31,		Period Ended
	(Unaudited)		2010	2009	October 31, 2008*
Net asset value, beginning of period/year	$17.59		$16.85	$17.52	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(6)	(0.10	)(4)	0.13 (4)	0.13	0.00	(1)
Net realized and unrealized gain (loss) on investments	1.41		0.80	(0.71)	(7.48)
Total from investment operations	1.31		0.93	(0.58)	(7.48)
Paid-in capital from redemption fees (Note 2)	—		0.00 (1)	0.00 (1)	0.00	(1)

LESS DISTRIBUTIONS:
From net investment income	—		(0.19)	(0.09)	—
Total distributions	—		(0.19)	(0.09)	—
Net asset value, end of period/year	$18.90		$17.59	$16.85	$17.52
Total return	7.45	%^	5.59%	(3.29)%	(29.92	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$30.1		$32.2	$77.9	$80.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS(5):
Before fees waived/recouped and expenses absorbed	1.47	%+	1.44%	1.27%	1.24	%+
After fees waived/recouped and expenses absorbed(2)	1.47	%+	1.44%	1.27%	1.24	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(5):
Before fees waived/recouped and expenses absorbed	(1.11	)%+	0.75%	0.70%	0.01	%+
After fees waived/recouped and expenses absorbed(3)	(1.11	)%+	0.75%	0.70%	0.01	%+
Portfolio turnover rate	33	%^	331%	1118%	204	%^

*	Fund commenced operations February 29, 2008.
(1)	Amount is less than $0.01.
(2)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.47%, 1.42% and 1.25% for the six months/year ended April 30, 2011, October 31, 2010 and October 31, 2009, respectively. (Note 3)

(3)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been (1.11)%, 0.77% and 0.72% for the six months/year ended April 30, 2011, October 31, 2010 and October 31, 2009, respectively. (Note 3)

(4)	Calculated using the average shares outstanding method.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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FundX Tactical Total Return Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months Ended
	April 30, 2011		Year Ended	Period Ended
	(Unaudited)		October 31, 2010	October 31, 2009*
Net asset value, beginning of period/year	$26.99		$25.72	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(5)	0.09	(4)	0.31 (4)	0.06
Net realized and unrealized gain on investments	1.21		1.20	0.66
Total from investment operations	1.30		1.51	0.72
Paid-in capital from redemption fees	—		0.00 (1)	0.00	(1)

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.24)	—
From net realized gains	(1.00)		—	—
Total distributions	(1.28)		(0.24)	—
Net asset value, end of period/year	$27.01		$26.99	$25.72
Total return	4.92	%^	5.93%	2.88	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$6.0		$5.2	$7.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.08	%+	2.50%	3.94	%+
After fees waived and expenses absorbed(2)	1.50	%+	1.50%	1.50	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.90	)%+	0.15%	(1.49	)%+
After fees waived and expenses absorbed(3)	0.68	%+	1.15%	0.95	%+
Portfolio turnover rate	54	%^	239%	109	%^

*	Fund commenced operations May 29, 2009.
(1)	Amount is less than $0.01.
(2)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.49% and 1.48% for the six months/year ended April 30, 2011 and October 31, 2010, respectively.  There were no credits for the period ended October 31, 2009. (Note 3).

(3)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 0.69% and 1.17% for the six months/year ended April 30, 2011 and October 31, 2010, respectively.  There were no credits for the period ended October 31, 2009. (Note 3).

(4)	Calculated using the average shares outstanding method.
(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2011 (Unaudited)

Note 1 – Organization

FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX ETF Aggressive Upgrader Fund, FundX ETF Upgrader Fund, FundX Tactical Upgrader Fund and FundX Tactical Total Return Fund (the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

FundX Upgrader Fund (“Upgrader Fund”) commenced operations on November 1, 2001.  FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”) and FundX Flexible Income Fund (“Flexible Income Fund”) commenced operations on July 1, 2002.  FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”) and FundX ETF Upgrader Fund (“ETF Upgrader Fund”) commenced operations on January 31, 2007.  FundX Tactical Upgrader Fund (“Tactical Fund”) commenced operations on February 29, 2008.  FundX Tactical Total Return Fund (“Tactical Total Return Fund”) commenced operations on May 29, 2009.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.  The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income.  The investment objective of the ETF Aggressive Fund and the ETF Upgrader Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Tactical Fund is to seek long-term capital appreciation; capital preservation is a secondary consideration.  The investment objective of the Tactical Total Return Fund is to seek long-term capital appreciation and current income with an emphasis on risk management.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.  Security Valuation.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Security valuations for the funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the funds’ board of directors.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of April 30, 2011 the Funds did not hold fair valued securities.

According to Section 12(d)(1)(F) of the Investment Company Act of 1940, a registered investment company may restrict the redemption of its shares by a Fund and certain of its affiliates to 1% of its total outstanding shares during a 30 day period.  Under the Trust’s Liquidity Guidelines, an investment company position that exceeds 1% of the outstanding shares may be considered illiquid.  In addition, each Fund is restricted from investing more than 15% of its net assets in illiquid securities.

As described in above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2011 (Unaudited), Continued

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2011:

FundX Upgrader Fund
	Level 1	Level 2	Level 3
Investment Companies	$363,342,970	$—	$—
Short-Term Investments	278	—	—
Total Investments in Securities	$363,343,248	$—	$—

FundX Aggressive Upgrader Fund
	Level 1	Level 2	Level 3
Investment Companies	$102,809,575	$—	$—
Short-Term Investments	191,750	—	—
Total Investments in Securities	$103,001,325	$—	$—

FundX Conservative Upgrader Fund
	Level 1	Level 2	Level 3
Investment Companies	$75,068,444	$—	$—
Short-Term Investments	125,380	—	—
Total Investments in Securities	$75,193,824	$—	$—

FundX Flexible Income Fund
	Level 1	Level 2	Level 3
Investment Companies	$177,160,950	$—	$—
Short-Term Investments	11,078	—	—
Total Investments in Securities	$177,172,028	$—	$—

FundX ETF Aggressive Upgrader Fund
	Level 1	Level 2	Level 3
Investment Companies	$24,652,245	$—	$—
Short-Term Investments	220,464	—	—
Total Investments in Securities	$24,872,709	$—	$—

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FundX Upgrader Funds

Notes to Financial Statements April 30, 2011 (Unaudited), Continued

FundX ETF Upgrader Fund
	Level 1	Level 2	Level 3
Investment Companies	$7,865,429	$—	$—
Short-Term Investments	108,862	—	—
Total Investments in Securities	$7,974,291	$—	$—

FundX Tactical Upgrader Fund
	Level 1	Level 2	Level 3
Investment Companies	$10,959,606	$—	$—
Purchased Options	—	240,000	—
Short-Term Investments	5,610,664	13,998,928	—
Total Investments in Securities	$16,570,270	$14,238,928	$—
Written Options	$—	$(443,250)	$—

FundX Tactical Total Return Fund
	Level 1	Level 2	Level 3
Investment Companies	$3,173,001	$—	$—
Purchased Options	—	24,000	—
Short-Term Investments	867,180	1,999,808	—
Total Investments in Securities	$4,040,181	$2,023,808	$—
Written Options	$—	$(44,325)	$—

None of the Funds had significant transfers into or out of Levels 1 and 2 during the six months ended April 30, 2011.

B.   Federal Income Taxes.  The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.  At October 31, 2010, the following capital loss carryforwards were available:

	Expires	Expires
	2016	2017	Total
Upgrader Fund	$19,019,596	$161,841,559	$180,861,155
Aggressive Fund	10,933,542	49,920,200	60,853,742
Conservative Fund	—	9,997,119	9,997,119
ETF Aggressive Fund	15,140,221	11,153,724	26,293,945
ETF Upgrader Fund	2,029,240	4,209,217	6,238,457
Tactical Fund	13,113,136	27,154,437	40,267,573

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010 for the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, ETF Aggressive Fund and ETF Upgrader Fund; 2009-2010 for the Tactical Fund; 2009-2010 for the Tactical Total Return Fund), or expected to be taken in the Funds’ 2011 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2011 (Unaudited), Continued

C.   Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.  Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.  Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.   Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Funds charge a 2.00% redemption fee on shares held less than 30 days, except for the ETF Aggressive Fund and ETF Upgrader Fund which do not charge a redemption fee. These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

G.        Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.  Options Contracts. When the Funds write an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.  The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When the Funds purchase an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.

The activity in options during the six months ended April 30, 2011, is as follows:

FundX Tactical Upgrader Fund

		Premiums
	Contracts	Received
Options outstanding, beginning of period	3,494	$418,823
Options written	17,260	2,117,909
Options exercised	(5,411)	(539,309)
Options expired	(3,008)	(303,853)
Options closed	(10,935)	(1,318,652)
Options outstanding, end of period	1,400	$374,918

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2011 (Unaudited), Continued

FundX Tactical Total Return Fund
	Contracts	Premiums Received
Options outstanding, beginning of period	172	$20,767
Options written	1,676	213,244
Options exercised	(467)	(49,400)
Options expired	(325)	(34,211)
Options closed	(916)	(112,909)
Options outstanding, end of period	140	$37,491

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Tactical Fund and Tactical Total Return Fund may invest, at the time of purchase, up to 5% of the Funds’ net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Funds’ exposure to certain selected securities.  The Tactical Fund and Tactical Total Return Fund may employ these techniques as hedging tools as well as speculatively to enhance returns.  Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines.  As a hedging tool, options may help cushion the impact of market declines, but may reduce the Funds participation in a market advance.  At April 30, 2011, the Tactical Fund and Tactical Total Return Fund had 0.8% and 0.4% of net assets, respectively, invested in purchased options and (1.5%) and (0.7%) of net assets, respectively, invested in written options.

Statement of Assets and Liabilities – Market values of Derivative Instruments as of April 30, 2011:

	Statement of Assets and Liabilities Location	Market Value
FundX Tactical Upgrader Fund
Equity Contracts	Investments in securities, at value	$240,000
Written Equity Contracts	Call options written, at value	$(443,250)

FundX Tactical Total Return Fund
Equity Contracts	Investments in securities, at value	$24,000
Written Equity Contracts	Call options written, at value	$(44,325)

Statement of Operations – The effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2011 were as follows:

Amount of Realized Gain (Loss) on Derivative Instruments Recognized in Income:

	Purchased Options	Written Options
FundX Tactical Upgrader Fund	$205,840	$1,079,352
FundX Tactical Total Return Fund	$19,839	$99,406

Change in Unrealized Appreciation (Depreciation) on Derivative Instruments Recognized in Income:

	Purchased Options	Written Options
FundX Tactical Upgrader Fund	$17,940	$(193,245)
FundX Tactical Total Return Fund	$1,472	$(13,013)

I.    Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statement were issued.

J.      New Accounting Pronouncements.  In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Level 1 and Level 2, and b) purchase, sales, issuances and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into or out of Levels 1 or 2 during the six months ended April 30, 2011. The second disclosure will become effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The Funds are currently evaluating the impact this disclosure may have on the Funds’ financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2011 (Unaudited), Continued

Note 3 – Commitments and Other Related Party Transactions

DAL Investment Company, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on net assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund and the Conservative Fund.  For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund.  For the ETF Aggressive Fund, the ETF Upgrader Fund, the Tactical Fund and the Tactical Total Return Fund, the Advisor receives a monthly fee at the annul rate of 1.00% based upon the average daily net assets of each fund.  For the six months ended April 30, 2011, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, ETF Aggressive Fund, ETF Upgrader Fund, Tactical Fund, and Tactical Total Return Fund incurred $1,784,840, $507,562, $354,840, $583,287, $114,111, $36,802, $155,238 and $27,018 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses so that their ratio of expenses to average net assets will not exceed the following:

Upgrader Fund	1.50%	ETF Aggressive Fund	1.50%
Aggressive Fund	1.50%	ETF Upgrader Fund	1.50%
Conservative Fund	1.50%	Tactical Fund	1.50%
Flexible Income Fund	0.99%	Tactical Total Return Fund	1.50%

The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended April 30, 2011 the Advisor waived $7,377, $30,699 and $42,711 in fees for the ETF Aggressive Upgrader Fund, ETF Upgrader Fund and Tactical Total Return Fund.  For the six months ended April 30, 2011 the Advisor recouped $1,773 for the Tactical Fund.

At April 30, 2011, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the ETF Aggressive Upgrader Fund, ETF Upgrader Fund and Tactical Total Return Fund that may be recouped was $24,399, $221,101 and $151,055, respectively.  The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	October 31,
	2011	2012	2013	2014
ETF Aggressive Upgrader Fund	—	—	17,022	7,377
ETF Upgrader Fund	52,975	67,480	69,947	30,699
Tactical Total Return Fund	—	44,340	64,004	42,711

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

For the six months ended April 30, 2011, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, ETF Aggressive Fund, ETF Upgrader Fund, Tactical Fund and Tactical Total Return Fund incurred $101,006, $28,725, $20,078, $47,154, $6,458, $4,958, $8,809 and $3,720 in administration fees, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended April 30, 2011, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, ETF Aggressive Fund, ETF Upgrader Fund, Tactical Fund and Tactical Total Return Fund were allocated $2,918, $2,667, $2,628, $2,576, $2,631, $2,629, $2,629 and $2,633 of the Trust’s Chief Compliance Officer Fee, respectively.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”).  Both the Distributor and Custodian are both affiliates of the Administrator.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2011 (Unaudited), Continued

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties.  USBFS and the Funds have agreed that USBFS will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank.  For the six months ended April 30, 2011, this expense reduction, in aggregate, equaled $20,166, $5,386, $4,455, $8,201, $1,148 and $154 for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Tactical Fund and Tactical Total Return Fund, respectively.  These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”

Note 4 – Purchases and Sales of Securities

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended April 30, 2011 are as follows:

	Purchases	Sales
Upgrader Fund	$224,168,269	$256,986,315
Aggressive Fund	72,722,334	87,373,556
Conservative Fund	46,992,861	44,189,716
Flexible Income Fund	96,858,522	95,076,720
ETF Aggressive Fund	28,697,964	30,815,852
ETF Upgrader Fund	10,976,228	11,096,246
Tactical Fund	22,868,737	7,263,634
Tactical Total Return Fund	3,536,042	2,280,413

The cost basis of investments for federal income tax purposes at April 30, 2011 was as follows:

		FundX	FundX	FundX
	FundX	Aggressive	Conservative	Flexible
	Upgrader	Upgrader	Upgrader	Income
	Fund	Fund	Fund	Fund
Cost of investments	$288,227,636	$81,727,067	$64,894,174	$166,122,939
Gross tax unrealized appreciation	75,467,200	21,345,920	10,334,213	11,161,077
Gross tax unrealized depreciation	(351,588)	(71,662)	(34,563)	(111,988)
Net tax unrealized appreciation/(depreciation)	$75,115,612	$21,274,258	$10,299,650	$11,049,089

	FundX	FundX	FundX	FundX
	ETF Aggressive	ETF	Tactical	Tactical
	Upgrader	Upgrader	Upgrader	Total Return
	Fund	Fund	Fund	Fund
Cost of investments	$20,647,857	$6,907,042	$29,563,130	$5,794,182
Gross tax unrealized appreciation	4,298,030	1,071,560	2,949,912	281,764
Gross tax unrealized depreciation	(73,178)	(4,311)	(1,703,844)	(11,957)
Net tax unrealized appreciation/(depreciation)	$4,224,852	$1,067,249	$1,246,068	$269,807

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2011 (Unaudited), Continued

Note 5 – Distributions to Shareholders

The tax character of distributions paid during the six months ended April 30, 2011 (estimated) and the year ended October 31, 2010 were as follows:

	2011	2010
FundX Upgrader Fund
Ordinary income	$303,494	$1,916,264

FundX Aggressive Upgrader Fund
Ordinary income	$133,757	$485,386

FundX Conservative Upgrader Fund
Ordinary income	$954,561	$644,499

FundX Flexible Income Fund
Ordinary income	$6,622,707	$4,153,077
Long-term capital gain*	$1,877,073	$—

FundX ETF Aggressive Upgrader Fund
Ordinary income	$92,098	$304,681

FundX ETF Upgrader Fund
Ordinary income	$21,645	$136,104

FundX Tactical Upgrader Fund
Ordinary income	$—	$817,013

FundX Tactical Total Return Fund
Ordinary income	$221,503	$70,144
Long-term capital gain*	$26,602	$—

*Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Distribution classification may differ from the statement of changes in net assets as a result of the treatment of short term capital gains as ordinary income for tax purposes.

As of October 31, 2010, components of distributable earnings on a tax basis were as follows:

		FundX	FundX	FundX
	FundX	Aggressive	Conservative	Flexible
	Upgrader	Upgrader	Upgrader	Income
	Fund	Fund	Fund	Fund
Net tax unrealized appreciation	$41,519,360	$11,505,561	$6,171,965	$10,840,396
Undistributed ordinary income	303,490	133,756	419,080	4,466,841
Undistributed long-term capital gain	—	—	—	1,877,028
Total distributable earnings	303,490	133,756	419,080	6,343,869
Other accumulated gains/(losses)	(180,861,155)	(60,853,742)	(9,997,119)	—
Total accumulated earnings	$(139,038,305)	$(49,214,425)	$(3,406,074)	$17,184,265

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Notes to Financial Statements April 30, 2011 (Unaudited), Continued

	FundX	FundX	FundX	FundX
	ETF Aggressive	ETF	Tactical	Tactical
	Upgrader	Upgrader	Upgrader	Total Return
	Fund	Fund	Fund	Fund
Net tax unrealized appreciation	$2,138,025	$666,291	$640,753	$246,251
Net tax unrealized appreciation on written options	—	—	23,833	1,191
Undistributed ordinary income	92,089	21,645	—	199,134
Undistributed long-term capital gain	—	—	—	26,601
Total distributable earnings	92,089	21,645	—	225,735
Other accumulated gains/(losses	(26,293,945)	(6,238,457)	(40,267,573)	—
Total accumulated earnings	$(24,063,831)	$(5,550,521)	$(39,602,987)	$473,177

Differences between book losses and tax losses are attributable to the tax treatment of wash losses and straddle losses.

Note 6 – Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available a credit facility pursuant to eight separate Loan and Security Agreements for each of the Funds to be used temporarily for extraordinary or emergency purposes, including the financing of redemption payments.  For the six months ended April 30, 2011, the average interest rate on the credit facility was 3.25% (prime rate) for each of the Funds.  Advances are not collateralized by a first lien against the Funds’ assets.  During six months ended April 30, 2011, the average outstanding average daily balances for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, ETF Aggressive Fund and ETF Upgrader Fund, Tactical Fund and Tactical Total Return Fund were $54,307, $19,970, $7,043, $39,274, $14,986, $9,874, $0 and $0, respectively.  The maximum amounts available were $35,000,000, $35,000,000, $19,500,000, $45,000,000, $9,000,000, $2,400,000, $7,000,000 and $1,600,000.  The maximum amounts outstanding during the six months ended April 30, 2011 were $6,414,000, $2,581,000, $583,000, $2,038,000, $1,576,000, $9,874, $0 and $0, respectively.  Interest expense amounted to $1,759, $762, $293, $2,010, $465, $210, $0 and $0, respectively, for the six months ended April 30, 2011.  At April 30, 2011, the Upgrader Fund had an outstanding loan balance of $2,141,000.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Expense Example For the Six Months Ended April 30, 2011 (Unaudited)

As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/10 – 4/30/11).

Actual Expenses

The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held for less than 30 days.  There is no redemption fee for the ETF Aggressive Upgrader and ETF Upgrader Fund. Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

FundX Upgrader Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/10	Value 4/30/11	11/1/10 – 4/30/11*
Actual	$1,000	$1,163	$6.49
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.06

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.21% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Expense Example For the Six Months Ended April 30, 2011 (Unaudited), Continued

FundX Aggressive Upgrader Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/10	Value 4/30/11	11/1/10 – 4/30/11*
Actual	$1,000	$1,182	$6.92
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.41

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.28% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX Conservative Upgrader Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/10	Value 4/30/11	11/1/10 – 4/30/11*
Actual	$1,000	$1,099	$6.76
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.51

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.30% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX Flexible Income Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/10	Value 4/30/11	11/1/10 – 4/30/11*
Actual	$1,000	$1,031	$4.63
Hypothetical (5% annual return before expenses)	$1,000	$1,020	$4.61

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.92% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX ETF Aggressive Upgrader Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/10	Value 4/30/11	11/1/10 – 4/30/11*
Actual	$1,000	$1,211	$8.22
Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.50

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX ETF Upgrader Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/10	Value 4/30/11	11/1/10 – 4/30/11*
Actual	$1,000	$1,153	$8.01
Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.50

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Expense Example For the Six Months Ended April 30, 2011 (Unaudited), Continued

FundX Tactical Upgrader Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/10	Value 4/30/11	11/1/10 – 4/30/11*
Actual	$1,000	$1,067	$7.53
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.35

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.47% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX Tactical Total Return Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/10	Value 4/30/11	11/1/10 – 4/30/11*
Actual	$1,000	$1,042	$7.54
Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.45

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.49% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Information About Proxy Voting (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.upgraderfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863].  In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

Information About the Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863].  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedules of portfolio holdings are posted on their website at www.upgraderfunds.com within five business days after each month-end.

Federal Tax Information (Unaudited)

For the fiscal year ended October 31, 2010, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Upgrader Fund	100.00%
Aggressive Fund	100.00%
Conservative Fund	100.00%
Flexible Income Fund	100.00%
Tactical Fund	100.00%
ETF Aggressive Fund	100.00%
ETF Upgrader Fund	80.84%
Tactical Total Return Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2010 was as follows:

Upgrader Fund	100.00%
Aggressive Fund	100.00%
Conservative Fund	100.00%
Flexible Income Fund	100.00%
Tactical Fund	100.00%
ETF Aggressive Fund	100.00%
ETF Upgrader Fund	80.80%
Tactical Total Return Fund	100.00%

Householding (Unaudited)

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably belive two or more accounts are from the same family. If you would like to discontinue householding for your accounts, please call toll-gree (866) 455-FUND to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

WWW.UPGRADERFUNDS.COM

(This Page Intentionally Left Blank.)

FundX Upgrader Funds

ADVISOR
DAL Investment Company LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 455-FUND

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait,Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

	Symbol	CUSIP
FundX Upgrader Fund	FUNDX	742935547
FundX Aggressive Upgrader Fund	HOTFX	742935521
FundX Conservative Upgrader Fund	RELAX	742935513
FundX Flexible Income Fund	INCMX	742935497
FundX ETF Aggressive Upgrader Fund	UNBOX	742935349
FundX ETF Upgrader Fund	REMIX	742935331
FundX Tactical Upgrader Fund	TACTX	742935281
FundX Tactical Total Return Fund	TOTLX	742935190

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Professionally Managed Portfolios

By (Signature and Title)*       /s/Eric W. Falkeis
Eric W. Falkeis, President

Date   July 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Eric W. Falkeis
Eric W. Falkeis, President

Date   July 7, 2011

By (Signature and Title)*        /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   July 5, 2011

* Print the name and title of each signing officer under his or her signature.